Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 01, 2014
Entity Registrant Name	dei_EntityRegistrantName	WISCONSIN CAPITAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001395397
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2014
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Plumb Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBBX
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund | Plumb Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBEX